Consolidated Statements of Cash Flows - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Capital contribution received	CAD 21	CAD 57